Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Note 1. DESCRIPTION OF BUSINESS
On May 23, 2022 (the “Closing Date”), MSP Recovery, Inc., a Delaware corporation (formerly known as Lionheart Acquisition Corporation II (“LCAP,” the “Company,” or “MSP”) consummated the previously announced business combination pursuant to that certain Membership Interest Purchase Agreement, dated as of July 11, 2021 (as amended, the “MIPA”), by and among the Company, Lionheart II Holdings, LLC, a wholly owned subsidiary of the Company, MSP Recovery, LLC and combined and consolidated subsidiaries (“Legacy MSP”), the members of Legacy MSP (the “Members”), and John H. Ruiz, in his capacity as the representative of the Members (the “Members’ Representative”). Pursuant to the MIPA, the Members sold and assigned all of their membership interests in Legacy MSP to the Company in exchange for non-economic
voting shares of Class V common stock, par value $0.0001, of the Company (“Class V Common Stock”) and non-voting
economic Class B Units of the Company (“Class B Units,” and each pair consisting of one share of Class V Common Stock and one Class B Unit, an
“Up-C
Unit”) (such transaction, the “Business Combination”). The
Up-C
Units are convertible into Class A Common Stock of the Company at the discretion of holder of the
Up-C
Unit. See Note 3,
Business Combination
for details. Subsequent to the Closing Date, the Company’s sole asset is its equity interest in MSP Recovery, LLC. The Company is the managing member and therefore consolidates Legacy MSP.
Legacy MSP was organized in 2014 as a Medicaid and Medicare Secondary Pay Act recovery specialist. The Company utilizes its proprietary internal data analytics platform to review health claims assigned by secondary payers such as Health Plans, Management Service Organizations (“MSO”), providers of medical services and Independent Physicians Associations. This platform allows the Company to identify claims cost recovery rights with potential recovery paths where claims either should not have been paid by the secondary payers or should have been reimbursed by third-party entities.
MSP seeks the assignment of recovery rights from secondary payers by acquiring the recovery rights to claims from secondary payers via Claims Cost Recovery Agreements (“CCRAs”). Prior to executing a CCRA, the Company utilizes its proprietary internal data analytics platform to review the set of claims and identify claims with probable recovery paths. MSP’s assets are these irrevocable assignments of health claims recovery rights that are automatic, all-encompassing
and superior to other interests supported by Federal and State laws and regulations. MSP’s operations are primarily conducted in the U.S. and Puerto Rico.
Investment Capacity Agreement
On September 27, 2021, the Company entered into an Investment Capacity Agreement (the “ICA”) providing for potential future transactions regarding select healthcare claims recovery interests with its investment partner, Virage Capital Management LP (“Virage”), which transactions may include the sale of claims by MSP. The ICA provides that the maximum value of such claims will be $3 billion.
When the Company takes an assignment, the Company takes an assignment of the entire recovery but often has a contractual obligation to pay the assignor 50% of any recoveries. This 50% interest typically is retained by the assignor (the “Retained Interest”), although in some cases, the Company has acquired all of the recoveries, and the applicable assignor has not kept any Retained Interest. The Retained Interest is not an asset of the Company, but an obligation to pay these assignors, with the Company keeping the other 50% interest of any recoveries. Virage’s funding in connection with future transactions generally will be used to purchase Retained Interests from existing assignors or new MSP assignors, although its funds can also be used to buy 50% of the recoveries from the Company, in the event the applicable assignor did not retain any Retained Interest. In connection with transactions consummated under the ICA, the Company may receive certain fees, including a finder’s fee for identifying the recoveries and a servicing fee for servicing the claims.
Pursuant to the ICA, the Company will assist Virage in acquiring these Retained Interests for a cash price. Virage will be paid the recovery generated from the purchased Retained Interests when received through litigation or settlements. The ICA is separate and distinct from the equity investment in the Company by VRM MSP (an affiliate of Virage).
LifeWallet
On January 10, 2022, the Company announced the launch of LifeWallet, LLC (“LifeWallet”). LifeWallet is being designed to help first responders and healthcare providers quickly and easily access patient medical histories. LifeWallet is part of MSP Recovery’s Chase to Pay platform, providing real-time analytics at the point of care, helping identify the primary insurer, assisting providers in receiving reasonable and customary rates for accident-related treatment, shortening the Company’s collection time frame, and increasing revenue visibility and predictability. The Company absorbed part of the technology behind LifeWallet through an employment agreement with the developer of the technology. As such as of September 30, 2022, the Company’s investment related to LifeWallet included in the condensed consolidated balance sheets was limited to activity and expenses incurred during the nine months ended September 30, 2022. Through the date the financial statements were issued, LifeWallet has committed to advertising costs within the next 12 months of approximately $1.7 million.

Committed Equity Facility
On May 17, 2022, the Company entered into a Company Common Stock Purchase Agreement (the “Purchase Agreement”) with an affiliate of Cantor Fitzgerald (“CF”). Pursuant to the Purchase Agreement, after the closing of the Business Combination, the Company will have the right to sell to CF from time to time at its option up to $1 billion in Class A common stock shares, subject to the terms, conditions and limitations set forth in the Purchase Agreement.
Sales of the shares of the Company’s common stock to CF under the Purchase Agreement, and the timing of any such sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of the common stock, as well as determinations by the Company about the use of proceeds of such common stock sales. The net proceeds from any such sales under the Purchase Agreement will depend on the frequency with, and the price at, which the shares of common stock are sold to CF.
Upon the initial satisfaction of the conditions to CF’s obligation to purchase shares of common stock set forth under the Purchase Agreement, including the completion of due diligence activities and registering shares through an
S-1
filing, the Company will have the right, but not the obligation, from time to time, at its sole discretion and on the terms and subject to the limitations contained in the Purchase Agreement, until no later than the first day of the month following the 36 month anniversary of the date that the registration statement of the shares is declared effective, to direct CF to purchase up to a specified maximum amount of common stock as set forth in the Purchase Agreement by delivering written notice to CF prior to the commencement of trading on any trading day. The purchase price of the common stock that the Company elects to sell to CF pursuant to the Purchase Agreement will be 98% of the volume-weighted average price of the common stock during the applicable purchase date on which the Company has timely delivered a written notice to CF, directing it to purchase common stock under the Purchase Agreement.
Assignment and Sale of Proceeds Agreement
On June 30, 2022, the Company entered into an Assignment and Sale of Proceeds Agreement (the “Assignment Agreement”) and a Recovery Services Agreement (the “Services Agreement” and collectively, the “Agreements”) with the Prudent Group (“Prudent”) in order to monetize up to $250 million of the value of the Company’s net recovery interest in claim demand letters that the Company has commenced sending to insurers who admitted they had primary payer responsibility for the underlying accidents to the federal government (“MSPR’s Net Recovery Proceeds”).
Pursuant to the Agreements, at the Company’s sole and absolute discretion, the Company has the right to direct Prudent to acquire, on a non-recourse
basis, a percentage of MSPR’s Net Recovery Proceeds, up to an aggregate of $250 million, at a purchase price of 90% of MSPR’s Net Recovery Proceeds of such claim.
Under the Services Agreement, the Company will service and recover on the demand letters and will retain any revenues generated in excess of the amount received from Prudent, plus up to an 18% annual return on the amount Prudent paid for MSPR’s Net Recovery Proceeds. Prudent may terminate the Services Agreement upon sixty (60) days prior written notice to the Company.
The Company plans to utilize the Assignment Agreement as funding is needed.
Liquidity
As an early-stage growth company, the Company has incurred substantial net losses since inception. Our liquidity will depend on our ability to generate substantial claims recovery income and claims recovery services income in the near future. Our principal liquidity needs have been, and will continue to be, capital expenditures, working capital and claims financing obligation. Our capital expenditures support investments in our underlying infrastructure to enhance our solutions and technology for future growth. We expect our capital expenditures to increase primarily due to investments in our technology stack. Our strategy includes the expansion of our existing solutions and the development of new solutions, which will require cash expenditures over the next several years and the Company anticipates that it will be funded primarily by cash provided by operating activities and financing activities through resources noted below. We also expect our operating expenses to increase as we hire additional employees to support to the claim recovery team. We expect these investments to be a key driver of our long-term growth and competitiveness but to negatively impact our free cash flow.

The Company anticipates funding to be available from the CF Purchase Agreement, Prudent Assignment Agreement and the ICA, as noted above. Additionally, on June 16, 2022, the Company executed a promissory note with John H. Ruiz and Frank C. Quesada, the Company’s Chief Executive Officer and director and Chief Legal Officer and director, respectively, to provide operating cash to the Company. The aggregate principal amount was $112.8 million and bears interest at an annual rate of 4%, which is payable in kind. The promissory note matures on the four year anniversary of issuance. A portion of the proceeds under the MSP Principal Promissory Note in an amount equal to $36.5 million was advanced to MSP Recovery Law Firm, an affiliate of certain Members (the “Law Firm”) for certain operating expenses as contemplated by the Legal Services Agreement. The MSP Principals Promissory Note contains customary events of default that would allow the MSP Principals to declare the MSP Principals Promissory Note immediately due and payable or the MSP Principals Promissory Note will immediately and automatically become due and payable without notice, presentment, demand, protest or other request of any kind. There were no events of default during the nine months ended September 30, 2022. This amount is reflected in prepaid expenses and other current assets within the condensed consolidated balance sheets and had a balance of $31.9 million as of September 30, 2022. Actual results, including sources and uses of cash, may differ from our current estimates due to the inherent uncertainty involved in making those estimates and any such differences may impact the Company’s ability to continue as a going concern in the future.

Note 1. DESCRIPTION OF BUSINESS
MSP Recovery, LLC (“MSPR”) was organized as a limited liability company on July 8, 2014 as a Medicaid and Medicare Secondary Pay Act recovery specialist. Additional limited liability companies related to MSPR through common ownership were subsequently organized to facilitate MSPR’s operational or financial needs. These financial statements were prepared on a combined and consolidated basis as described in Note 2 below and include the following entities (collectively “MSP”, “MSP Recovery” or the “Company”):

Entity Name	Method

MSP Recovery of Puerto Rico LLC (Puerto Rico)	Combined

MDA Series, LLC	Combined

MSP Recovery, LLC	Combined

MAO-MSO Recovery LLC Series FHCP	Consolidated (non-wholly owned)

MSP Recovery Services, LLC	Combined

MSPA Claims 1, LLC	Consolidated (wholly owned)

MSP National, LLC	Consolidated (wholly owned)

MSP Recovery Claims Prov Series LLC	Combined

MSP Recovery Claims CAID Series LLC	Combined

MSP WB LLC	Combined

MSP Recovery Claims HOSP Series LLC	Combined

MSP Productions, LLC	Combined

MSP Recovery Claims HP, Series LLC	Combined

MSP Recovery Claims COM, Series LLC	Combined
MSP utilizes its proprietary internal data analytics platform to review health claims assigned by secondary payers such as Health Plans, Management Service Organizations (“MSO”), providers of medical services and Independent Physicians Associations. This platform allows MSP to identify claims cost recovery rights with potential recovery paths where claims either should not have been paid by the secondary payers or should have been reimbursed by third-party entities.
MSP seeks assignment of recovery rights from secondary payers by acquiring the recovery rights to claims from secondary payers via Claims Cost Recovery Agreements (“CCRA”). Prior to executing a CCRA, MSP utilizes its proprietary internal data analytics platform to review the set of claims and identify claims with probable recovery paths. MSP’s assets are these irrevocable assignments of health claims recovery rights that are automatic, all-encompassing
and superior to other interests supported by Federal and State laws and regulations. MSP’s operations are primarily conducted in the U.S. and Puerto Rico.
Purchase Agreement
On July 11, 2021, MSP entered into a Membership Interest Purchase Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “MIPA”) by and among MSP, Lionheart Acquisition Corporation II, a Delaware corporation (“Lionheart”), Lionheart II Holdings, LLC, a Delaware corporation and a wholly owned subsidiary of Lionheart (“Opco”), the members of the MSP Purchased Companies (the “Members”), and John H. Ruiz, in his capacity as the representative of the Members (the “Members’ Representative”).
Pursuant to the MIPA, the Members will sell and assign all of their membership interests in the MSP Purchased Companies to Opco in exchange for non-economic
voting shares of Class V common stock, par value $0.0001, of Lionheart (“Class V Common Stock”) and non-voting
economic Class B Units of Opco (“Class B Units,” and each pair consisting of one share of Class V Common Stock and one Class B Unit, an
“Up-C
Unit”) (such transaction, the “Business Combination”).

Following the closing of the Business Combination (the “Closing”), Lionheart will be organized in an
“Up-C”
structure in which the business of MSP and its subsidiaries will be held directly or indirectly by Opco, and Lionheart will own all of the voting economic Class A Units of Opco and the Members or their designees will own all of the non-voting
economic Class B Units in accordance with the terms of the first amended and restated limited liability company agreement of Opco to be entered into at Closing (the “LLC Agreement”). Each
Up-C
Unit may be exchanged for either, at the Company’s option, (a) cash or (b) one share of Class A common stock, par value $0.0001, of the Company (“Class A Common Stock”), subject to the provisions set forth in the LLC Agreement.
Subject to the terms and conditions set forth in the MIPA, the aggregate consideration to be paid to the Members (or their designees) will consist of (i) 3,250,000,000
Up-C
Units and (ii) rights to receive payments under the tax receivable agreement to be entered into at the Closing. Of the
Up-C
Units to be issued to certain Members at Closing, 6,000,000 (the “Escrow Units”) will be deposited into an escrow account with Continental Stock Transfer and Trust Company to satisfy any indemnification claims that may be brought pursuant to the MIPA.
Lionheart intends to apply to continue the listing of its publicly traded Class A Common Stock on the Nasdaq Capital Market (“Nasdaq”) under the new ticker symbol “MSPR” upon the closing of the Business Combination.
In conjunction with the purchase agreement, during the year ended December 31, 2021, the Company incurred direct and incremental transaction costs related to the Business Combination. These costs incurred by the Company will be offset against Lionheart’s cash proceeds and deducted from the combined company’s additional paid-in
capital rather than expensed as incurred. As of December 31, 2021, the Company had a balance of $13.3 million for deferred transaction costs, which was included in the combined and consolidated balance sheets in Prepaid expenses and other current assets.
Investment Capacity Agreement
On September 27, 2021, the Company entered into an Investment Capacity Agreement (the “ICA”) providing for potential future transactions regarding select healthcare claims recovery interests with its investment partner, Virage Capital Management LP (“Virage”), which transactions may include the sale of claims by MSP. The ICA provides the maximum value of such claims would be $3 billion.
When the Company takes an assignment, the Company takes an assignment of the entire recovery but often they have a contractual obligation to pay the assignor 50% of any recoveries. This 50% interest typically is retained by the assignor (the “Retained Interest”), although in some cases, the Company has acquired all of the recoveries, and the applicable assignor has not kept any Retained Interest. The Retained Interest is not an asset of the Company, but an obligation to pay these assignors, with the Company keeping the other 50% interest of any recoveries. Virage’s funding in connection with future transactions generally will be used to purchase Retained Interests from existing assignors or new MSP assignors, although its funds can also be used to buy 50% of the recoveries from the Company, in the event the applicable assignor did not retain any Retained Interest. In connection with transactions consummated under the ICA, the Company may receive certain fees, including a finders fee for identifying the recoveries and a servicing fee for servicing the claims.
Pursuant to the ICA, the Company will assist Virage in acquiring these Retained Interests for a cash price. Virage will be paid the recovery generated from the purchased Retained Interests when received through litigation or settlements. The ICA is separate and distinct from Virage’s equity investment in the Company. The first purchase under the ICA is expected to occur before the end of the second quarter of 2022.
Liquidity
The Company’s operations are primarily funded by claims recovery service income related to a servicing agreement with VRM MSP Recovery Partners LLC (“VRM”), which was originally entered into on March 27, 2018, and amended on August 1, 2020 (the “Agreement”). As part of Virage Recovery Master LP’s investment in VRM, funds are set aside to pay service fees to the Company. Under the terms of the Agreement, VRM pays service fees to the Company, commensurate with the operational expenses and costs of the Company. As of December 31, 2021, VRM had $30.7 million reserved for the payment of services fees.
On July 11, 2021, MSP entered into a Membership Interest Purchase Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “MIPA”), See above for further details on the transaction. The Company plans on raising funds through the planned transaction. However, there is currently no public market for the Company’s common stock, and there can be no assurances that the transaction will be completed. As part of the transaction, the Company anticipates incurring additional costs, which are expected to be in excess of cash from claims recovery service income. The Company will, therefore, require additional financing to fund its operations for the next twelve months, including funding of transaction related costs.

As such, if the transaction is not consummated, VRM has agreed to provide additional funding to cover transaction related costs in order to support the operations of the Company through twelve months following the issuance of the financial statements.